Share-based payments - Equity settled, 2017 and 2013 Plan Activity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sibanye 2017 Share Plan - Bonus Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	2,582,489	3,269,210
Granted during the year (in shares)	0	0	3,994,507
Vested (in shares)	0	(2,541,680)	(5,823,174)
Forfeited (in shares)	0	(40,809)	1,141,946
Outstanding at end of the year (in shares)	0	0	2,582,489
Sibanye Stillwater 2017 Share Plan - Performance Shares
Share-based payments
Outstanding at beginning of the year (in shares)	62,597,425	68,236,442	48,535,348
Granted during the year (in shares)	0	0	30,512,439
Vested (in shares)	(32,299,213)	(1,005,668)	0
Forfeited (in shares)	(5,098,696)	(4,633,349)	(10,811,345)
Outstanding at end of the year (in shares)	25,199,516	62,597,425	68,236,442
2013 Share Plan - Performance shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	11,157,460	15,215,982
Granted during the year (in shares)	0	0	0
Vested (in shares)	0	(5,055,647)	(467,017)
Forfeited (in shares)	0	(6,101,813)	(3,591,505)
Outstanding at end of the year (in shares)	0	0	11,157,460
2013 Share Plan - Bonus shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0
Granted during the year (in shares)	0	0	0
Vested (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Outstanding at end of the year (in shares)	0	0	0